MORTGAGE PAYABLE	12 Months Ended
Jun. 30, 2024
MORTGAGE PAYABLE
MORTGAGE PAYABLE

13. MORTGAGE PAYABLE

Washington Mortgage

On February 26, 2021, the Company acquired a 10,900 sq. ft. manufacturing building, processing equipment, and contracts with tolling and white label customers as a result of an acquisition of an arm’s-length Washington based company (the “Washington Acquisition”), and assumed a mortgage payable in the amount of $829,305 (US $653,768) (the “Washington Mortgage”). The Washington Mortgage was entered into on September 28, 2020 by the vendors of the Washington Acquisition with an initial amount of $874,921 (US $654,000) and matures on October 1, 2022. The Washington Mortgage bears interest at 12.5%, payable monthly, and secured by a first charge on the property acquired as part of the Washington Acquisition.

On November 1, 2022, the Company refinancing the existing Washing Mortgage for an aggregate amount of US $725,000, less a US $7,500 interest reserve amount (the “Washington Refinance”). As a result of financing and administrative costs incurred in relation to the Washington Refinancing, along with the payment of the previous outstanding Washington Mortgage, there were no additional cash proceeds received. The refinanced Washington Mortgage has a maturity date of five years from the date of refinancing and bears interest at 9.75% for the first two years, with interest escalators in subsequent years.

As at June 30, 2024, the amount outstanding under the Washington Mortgage amounted to $942,200 (June 30, 2023 – $942,903). During the year ended June 30, 2024, the current portion of the Washington Mortgage amounted to $35,856 (June 30, 2023 – $31,475) and the long-term amounted to $906,344 (June 30, 2023 – $911,428). Total interest expense in relation to the Washington Mortgage amounted to $92,685 during the year ended June 30, 2024 (June 30, 2023 – $187,113; June 30, 2022 – $102,907).